Discontinued UK and Europe operations held for distribution - Exposure to sovereign debts and bank debt securities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Shareholder-backed
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure		£ 11,658
Bank debt instruments held		4,640
With-profits
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure		13,144
Bank debt instruments held		1,287
UK & Europe Operations (M&G Prudential) | Shareholder-backed
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	£ 2,707	2,735
Bank debt instruments held	1,261	1,087
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	1,039
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	471
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	568
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	222
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	222
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	412	378
Bank debt instruments held	184	120
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	94
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	21
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	73
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	90
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Eurozone | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	90
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Spain
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	49	36
UK & Europe Operations (M&G Prudential) | Shareholder-backed | France
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	23
Bank debt instruments held	57	20
UK & Europe Operations (M&G Prudential) | Shareholder-backed | France | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	57
UK & Europe Operations (M&G Prudential) | Shareholder-backed | France | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	21
UK & Europe Operations (M&G Prudential) | Shareholder-backed | France | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	36
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Germany
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	240	239
Bank debt instruments held	90	83
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Germany | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	90
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Germany | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	90
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Netherlands
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	37	17
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Netherlands | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	37
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Netherlands | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	37
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Other Eurozone
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	100	103
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	2,235	2,300
Bank debt instruments held	760	674
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	693
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	450
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	243
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	67
UK & Europe Operations (M&G Prudential) | Shareholder-backed | UK | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	67
UK & Europe Operations (M&G Prudential) | Shareholder-backed | US
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	281	253
UK & Europe Operations (M&G Prudential) | Shareholder-backed | US | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	252
UK & Europe Operations (M&G Prudential) | Shareholder-backed | US | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	252
UK & Europe Operations (M&G Prudential) | Shareholder-backed | US | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	29
UK & Europe Operations (M&G Prudential) | Shareholder-backed | US | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	29
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Other
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	60	57
Bank debt instruments held	36	40
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Other | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	36
UK & Europe Operations (M&G Prudential) | Shareholder-backed | Other | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	36
UK & Europe Operations (M&G Prudential) | With-profits
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	3,911	4,912
Bank debt instruments held	7,996	7,438
UK & Europe Operations (M&G Prudential) | With-profits | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	7,139
UK & Europe Operations (M&G Prudential) | With-profits | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	1,505
UK & Europe Operations (M&G Prudential) | With-profits | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	5,634
UK & Europe Operations (M&G Prudential) | With-profits | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	857
UK & Europe Operations (M&G Prudential) | With-profits | Tier 1 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	83
UK & Europe Operations (M&G Prudential) | With-profits | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	774
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	435	440
Bank debt instruments held	1,069	911
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	987
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	122
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	865
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	82
UK & Europe Operations (M&G Prudential) | With-profits | Eurozone | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	82
UK & Europe Operations (M&G Prudential) | With-profits | Italy
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	59	57
Bank debt instruments held	39	38
UK & Europe Operations (M&G Prudential) | With-profits | Italy | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	39
UK & Europe Operations (M&G Prudential) | With-profits | Italy | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	39
UK & Europe Operations (M&G Prudential) | With-profits | Spain
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	19	18
Bank debt instruments held	26	17
UK & Europe Operations (M&G Prudential) | With-profits | Spain | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	26
UK & Europe Operations (M&G Prudential) | With-profits | Spain | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	26
UK & Europe Operations (M&G Prudential) | With-profits | France
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure		50
Bank debt instruments held	443	348
UK & Europe Operations (M&G Prudential) | With-profits | France | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	369
UK & Europe Operations (M&G Prudential) | With-profits | France | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	6
UK & Europe Operations (M&G Prudential) | With-profits | France | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	363
UK & Europe Operations (M&G Prudential) | With-profits | France | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	74
UK & Europe Operations (M&G Prudential) | With-profits | France | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	74
UK & Europe Operations (M&G Prudential) | With-profits | Germany
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	324	281
Bank debt instruments held	187	185
UK & Europe Operations (M&G Prudential) | With-profits | Germany | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	179
UK & Europe Operations (M&G Prudential) | With-profits | Germany | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	116
UK & Europe Operations (M&G Prudential) | With-profits | Germany | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	63
UK & Europe Operations (M&G Prudential) | With-profits | Germany | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	8
UK & Europe Operations (M&G Prudential) | With-profits | Germany | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	8
UK & Europe Operations (M&G Prudential) | With-profits | Netherlands
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	288	249
UK & Europe Operations (M&G Prudential) | With-profits | Netherlands | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	288
UK & Europe Operations (M&G Prudential) | With-profits | Netherlands | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	288
UK & Europe Operations (M&G Prudential) | With-profits | Other Eurozone
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	33	34
Bank debt instruments held	86	74
UK & Europe Operations (M&G Prudential) | With-profits | Other Eurozone | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	86
UK & Europe Operations (M&G Prudential) | With-profits | Other Eurozone | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	86
UK & Europe Operations (M&G Prudential) | With-profits | UK
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	2,636	3,013
Bank debt instruments held	2,124	2,096
UK & Europe Operations (M&G Prudential) | With-profits | UK | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	1,750
UK & Europe Operations (M&G Prudential) | With-profits | UK | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	877
UK & Europe Operations (M&G Prudential) | With-profits | UK | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	873
UK & Europe Operations (M&G Prudential) | With-profits | UK | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	374
UK & Europe Operations (M&G Prudential) | With-profits | UK | Tier 1 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	52
UK & Europe Operations (M&G Prudential) | With-profits | UK | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	322
UK & Europe Operations (M&G Prudential) | With-profits | US
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	632	1,261
Bank debt instruments held	3,122	2,709
UK & Europe Operations (M&G Prudential) | With-profits | US | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	2,771
UK & Europe Operations (M&G Prudential) | With-profits | US | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	2,771
UK & Europe Operations (M&G Prudential) | With-profits | US | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	351
UK & Europe Operations (M&G Prudential) | With-profits | US | Tier 1 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	16
UK & Europe Operations (M&G Prudential) | With-profits | US | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	335
UK & Europe Operations (M&G Prudential) | With-profits | Asia
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	127	106
UK & Europe Operations (M&G Prudential) | With-profits | Asia | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	127
UK & Europe Operations (M&G Prudential) | With-profits | Asia | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	127
UK & Europe Operations (M&G Prudential) | With-profits | Other
Discontinued UK and Europe operations held for distribution
Sovereign debt exposure	208	198
Bank debt instruments held	1,554	£ 1,616
UK & Europe Operations (M&G Prudential) | With-profits | Other | Senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	1,504
UK & Europe Operations (M&G Prudential) | With-profits | Other | Covered senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	506
UK & Europe Operations (M&G Prudential) | With-profits | Other | Other senior debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	998
UK & Europe Operations (M&G Prudential) | With-profits | Other | Subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	50
UK & Europe Operations (M&G Prudential) | With-profits | Other | Tier 1 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	15
UK & Europe Operations (M&G Prudential) | With-profits | Other | Tier 2 subordinated debt
Discontinued UK and Europe operations held for distribution
Bank debt instruments held	£ 35